Taxes (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Unused tax losses	$ 303,657,000,000	$ 216,868,000,000	$ 1,675,496	$ 578,176
Income tax payable	$ 0	0
BF Beijing [Member]
Enterprise income tax rate	25.00%
HONG KONG
Income tax	16.50%		16.50%
Profit earned	$ 2,000,000	$ 2,000,000		$ 2,000,000